Intangibles and Other Assets - Additional Information (Detail) (USD $)	12 Months Ended			24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Intangibles and Other Assets by Major Class [Line Items]
Amortization expense of intangibles	$ 900,000	$ 1,100,000	$ 1,300,000
Restructuring and other charges	102,404,000	24,464,000	0	126,868,000
Goodwill impairment loss	0	10,551,000	0
Trademarks, Interim Impairment Analysis
Intangibles and Other Assets by Major Class [Line Items]
Restructuring and other charges	3,400,000
Trademarks, Final Impairment Analysis
Intangibles and Other Assets by Major Class [Line Items]
Restructuring and other charges	$ 300,000